Financial Instruments - Stock Purchase Warrants Changes in Fair Value Measured on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) - Recurring [Member] - Level 3 [Member] - Warrant [Member] - USD ($)
$ in Thousands
	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at the beginning of the period	$ 6,107	$ 9,234	$ 10,328	$ 9,314
Unrealized gain (loss) included in earnings	(4,274)	1,817	(8,495)	1,737
Fair value at the end of the period	$ 1,833	$ 11,051	$ 1,833	$ 11,051